Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses and other current assets
Other prepaid expenses	$ 13,057	$ 8,371
Advances to suppliers	9,347	6,446
Prepaid insurance	9,175	5,816
Sales commission to travel agencies (Note 1d)	7,729	9,037
Flight credits	4,368	3,519
Total	$ 43,676	$ 33,189